CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 89.7	$ 21.2
Accounts receivables, net	175.8	191.4
Mobilization revenue receivable – short-term	16.6	13.6
Amount due from related party	248.3	39.6
Other current assets	38.1	38.6
Total current assets	568.5	304.4
Non-current assets
Newbuildings	0	161.8
Drilling units	3,448.3	3,241.9
Mobilization revenue receivable – long-term	43.7	49.4
Deferred tax assets	9.8	0.6
Other non-current assets	2.3	10.8
Total non-current assets	3,504.1	3,464.5
Total assets	4,072.6	3,768.9
Current liabilities
Current portion of long-term related party debt	108.3	339.0
Related party revolving credit facility	125.9	0
Trade accounts payable and accruals	80.0	44.8
Deferred mobilization revenue – short-term	20.3	29.8
Related party payable	292.1	122.2
Other current liabilities	27.5	27.6
Total current liabilities	654.1	563.4
Non-current liabilities:
Long-term related party debt	1,826.4	1,737.0
Related party discount notes	299.9	0
Deferred mobilization revenue – long-term	37.6	43.7
Other non-current liabilities	0	0.4
Total non-current liabilities	2,163.9	1,781.1
Commitments and contingencies	0	0
Members' Capital:
Common unitholders (issued 44,400,563 units)	280.2	294.1
Subordinated unitholders (issued 16,543,350 units)	18.8	3.7
Seadrill member interest	0	226.8
Total members’ capital	299.0	524.6
Non-controlling interest	955.6	899.8
Total equity	1,254.6	1,424.4
Total liabilities and equity	$ 4,072.6	$ 3,768.9